Schedule of Investments
May 31, 2020 (unaudited)
One Rock Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 78.52%

Agriculture Chemicals - 1.55%
The Mosaic Co.			3,300	39,897

Air Courier Services - 1.02%
FedEx Corp.			200	26,112

Communications Equipment, Nec - 1.43%
Lumentum Holdings, Inc. (2)			500	36,660

Computer & Office Equipment - 1.95%
International Buisness Machines Corp.			400	49,960

Electronic Computers - 2.48%
Apple, Inc.			200	63,588

Hotels & Motels - 1.03%
Marriott Intl, Inc.			300	26,550

Optical Instruments & Lenses - 4.33%
KLA Corp.			200	35,192
II-VI, Inc. (2)			1,600	76,048

				111,240
Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 0.97%
PolyOne Corp (2)			1,000	24,780

Printed Circuit Boards - 1.75%
Plexus Corp (2)			700	44,954

Retail-Catalog & Mail-Order Houses - 3.81%
Amazon Com, Inc. (2)			40	97,695

Semiconductors & Related Devices - 16.72%
Applied Materials Inc. (2)			600	33,708
Inphi Corp (2)			400	50,268
Marvell Technology Group Ltd.			2,500	81,550
Micron Technology, Inc. (2)			800	38,328
NVIDIA Corp.			200	71,004
Qorvo, Inc. (2)			800	83,792
Semtech Corp. (2)			800	42,544
SMART Global Holdings, Inc. (2)			1,050	28,119

				429,313
Services-Business Services, Nec - 6.91%
Alibaba Group Holding Ltd. ADS (2)			600	124,434
Limelight Networks Inc (2)			6,000	29,640
Zillow Group, Inc. Cl A (2)			400	23,184

				177,258
Services-Computer Programming, Data Processing, Etc. - 5.04%
Alphabet, Inc. Class-A (2)			25	35,838
Trade Desk, Inc. (2)			300	93,468

				129,306
Services-Miscellaneous Amusement & Recreation - 1.34%
Six Flags Entertainment Corp			1,500	34,470

Services-Prepackaged Software - 21.46%
CrowdStrike Holdings, Inc. (2)			700	61,467
Microsoft Corp.			1,400	256,550
MongoDB, Inc. Class-A (2)			100	23,211
Shopify, Inc. (2)			125	94,725
Splunk Inc (2)			300	55,752
Twilio, Inc. Cl A (2)			300	59,280

				550,985
Special Industry Machinery, Nec - 3.05%
Lam Research Corp.			200	54,734
Veeco Instruments, Inc. (2)			2,000	23,480

				78,214
Steel Works, Blast Furnaces & Rolling & Finishing Mills - 1.75%
Worthington Industries			1,500	44,880

Telephone & Telegraph Apparatus - 1.94%
Ciena Corp. (2)			900	49,734

Total Common Stock			(Cost $ 1,728,457)	2,015,596

Money Market Registered Investment Companies - 16.90%

Federated Government Obligations Fund Institutional Shares, 0.09% (3)			433,933	433,933

Total Money Market Registered Investment Companies			(Cost $ 433,933)	433,933

Total Investments - 95.42%			(Cost $ 2,162,390)	2,449,529

Other Assets Less Liabilities - 4.58%				117,567

Total Net Assets - 100.00%				2,567,096

Futures Contracts (4)

				Value and
				Unrealized
	Long (Short)		Notional Value of	Appreciation
	Contracts	Expiration Date	Contracts ($)	(Depreciation)($)
Index Futures
E-Mini Nasdaq 100 Futures June Exp.	1	6/19/2020	191,205	4,783
E-Mini Russell 2000 Index Futures June Exp.	1	6/19/2020	69,640	2,213
E-Mini S&P 500 Futures June Exp	1	6/19/2020	152,100	4,748

Total Futures Contracts	3		412,945	11,744

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments (4)
Level 1 - Quoted Prices			$2,449,529	$11,744
Level 2 - Other Significant Observable Inputs			-	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$2,449,529	$11,744

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at May 31, 2020.

(4)  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.